CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenues	$ 52	$ 62	$ 104	$ 119	$ 229	$ 147
Cost of revenues	18	22	34	49	88	49
Gross profit	34	40	70	70	141	98
Operating expenses:
Research and development	164	173	314	287	584	399
Selling and marketing	106	126	200	271	514	377
General and administrative	424	197	1,017	442	1,359	746
Total operating expenses	694	496	1,531	1,000	2,457	1,522
Operating loss	(660)	(456)	(1,461)	(930)	(2,316)	(1,424)
Financial expense, net	178	144	242	156	398	1,432
Loss before taxes on income	(838)	(600)	(1,703)	(1,086)	(2,714)	(2,856)
Taxes on income	11	10	22	19	117	28
Loss and total comprehensive loss	(849)	(610)	(1,725)	(1,105)	(2,831)	(2,884)
Deemed dividend related to extension of February 2015 warrants to Common stock in January 2017			841
Total comprehensive loss attributable to holders of Common Stock and Preferred C stock	$ (849)	$ (610)	$ (2,566)	$ (1,105)	$ (2,831)	$ (2,884)
Common stock and Preferred C stock basic and diluted loss per share (in dollars per share)	$ (0.19)	$ (0.13)	$ (0.56)	$ (0.24)	$ (0.62)	$ (0.82)
Weighted average number of shares of Common stock and Preferred C stock used in computing basic and diluted loss per share (in shares)	4,583,971	4,574,971	4,583,971	4,573,773	4,578,470	3,536,348